Accounts receivable and others (Details) - Schedule of accounts receivable and others - BRL (R$) R$ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Schedule of accounts receivable and others [Abstract]
Trade accounts receivable	R$ 162,490	R$ 145,692
Recoverable taxes	8,644	9,305
Advances to suppliers	19,329	20,609
Other receivables	2,143	7,744
Total current	192,606	183,350
Trade accounts receivable	324,937	240,407
Recoverable taxes	21,876	20,274
Judicial deposits	2,120	1,706
Total noncurrent	R$ 348,933	R$ 262,387